Performance Management - THE GABELLI UTILITIES FUND	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and with the returns of an index of funds with similar investment objectives. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	THE GABELLI UTILITIES FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 13.84% (quarter ended September 30, 2024), and the lowest return for a quarter was (16.79)% (quarter ended March 31, 2021).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Utilities Fund Class AAA Shares
Return Before Taxes	16.82%	6.52%	6.97%
Return After Taxes on Distributions	15.39%	5.33%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares	10.94%	4.96%	5.48%
Class A Shares
Return Before Taxes	9.97%	5.24%	6.32%
Class C Shares (first issued on September 1, 2022)
Return Before Taxes	14.83%	5.67%	6.16%
Class I Shares
Return Before Taxes	17.25%	6.78%	7.24%
Standard & Poor’s (“S&P”) 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

Returns shown for Class C shares prior to their first issuance date on September 1, 2022 are those of the Fund’s Class C1 shares. After the close of business on March 25, 2024 or, with respect to shares held in “street name” through intermediaries having a pre-existing contractual agreement requiring additional time, as soon as practicable thereafter, the Fund converted all Class C1 shares into Class C shares and eliminated the Class C1 shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.

Performance Availability Website Address [Text]	www.gabelli.com
THE GABELLI UTILITIES FUND CLASS AAA
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	13.84%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(16.79%)
Lowest Quarterly Return, Date	Mar. 31, 2021